20 Financial instruments (Details 19) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial assets with risk assessment		R$ 8,496,158	R$ 7,906,358
Financial assets without risk assessment		4,934	8,890
Financial assets		8,501,092	7,915,248
A+ [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets with risk assessment		159,848	1,103,647
Other Financial Assets With No Risk Assessment [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets without risk assessment	[1]	4,934	8,890
AAA [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets with risk assessment		5,475,075	4,294,100
AA+ [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets with risk assessment		109,933	1,175,098
AA [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets with risk assessment			79,136
AA- [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets with risk assessment		1,458,424	1,076
BB- [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets with risk assessment			29
A [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets with risk assessment		121,132	165,899
A- [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets with risk assessment		R$ 1,171,746	169,580
BBB+ [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets with risk assessment			917,541
BB+ [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets with risk assessment			R$ 252

[1]	Investments approved by the Management of the Company, in accordance with the financial policy.